CERTIFICATION OF STRONG INCOME TRUST ON BEHALF OF THE FOLLOWING SERIES:

                   Strong Florida Municipal Money Market Fund

STRONG INCOME TRUST (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectuses and Statement of Additional Information for the Strong Florida Municipal Money Market Fund - Investor Class shares, filed by the Registrant with the Securities and Exchange Commission on February 25, 2005 (with an effective date of March 1, 2005) pursuant to Post-Effective Amendment No. 7 (File Nos. 333-100188; 811-21209) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Prospectuses and Statement of Additional Information for the Strong Florida Municipal Money Market Fund that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.


                                        STRONG INCOME TRUST

                                        /s/ John W. Widmer
                                        ______________________________________
                                        By:  John W. Widmer
                                        Title:  Treasurer and Secretary

                                        Dated:  March 2, 2005